TRADE AND OTHER RECEIVABLES, NET - Allowance (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
TRADE AND OTHER RECEIVABLES, NET
Balance, beginning of period	$ 45,832	$ 182,365
Provision for doubtful accounts	34,260	80,050
Bad debts written off	(61,869)	(138,514)
Foreign exchange	5,140	3,124
Assets classified as held for sale		(81,193)
Balance, end of period	$ 23,363	$ 45,832